UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Starwood Real Estate Securities, LLC

Address:   591 West Putnam Avenue
           Greenwich, CT 06830


Form 13F File Number: 028-12189


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven N. Gottschalk
Title:  Chief Financial Officer and Chief Compliance Officer
Phone:  203-422-7739

Signature,  Place,  and  Date  of  Signing:

/s/ Steven N. Gottschalk           Greenwich, CT                      5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $      588,045
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN RLTY CAP PPTYS INC  COM            02917T104    4,930   336,050 SH       SOLE                  336,050      0    0
AMERICAN TOWER CORP NEW      COM            03027X100   14,692   191,000 SH       SOLE                  191,000      0    0
AVALONBAY CMNTYS INC         COM            053484101   27,272   215,300 SH       SOLE                  215,300      0    0
BRE PROPERTIES INC           CL A           05564E106   21,258   436,683 SH       SOLE                  436,683      0    0
BROOKFIELD OFFICE PPTYS INC  COM            112900105   45,203 2,632,700 SH       SOLE                2,632,700      0    0
BROOKFIELD RESIDENTIAL PPTYS COM            11283W104   25,924 1,065,082 SH       SOLE                1,065,082      0    0
COLONIAL PPTYS TR            COM SH BEN INT 195872106   35,931 1,589,151 SH       SOLE                1,589,151      0    0
EDUCATION RLTY TR INC        COM            28140H104   19,421 1,844,315 SH       SOLE                1,844,315      0    0
EMERITUS CORP                COM            291005106   16,191   582,622 SH       SOLE                  582,622      0    0
EQUITY LIFESTYLE PPTYS INC   COM            29472R108   45,265   589,382 SH       SOLE                  589,382      0    0
FIRST INDUSTRIAL REALTY TRUS COM            32054K103   22,411 1,308,304 SH       SOLE                1,308,304      0    0
FOREST CITY ENTERPRISES INC  CL A           345550107   37,487 2,109,577 SH       SOLE                2,109,577      0    0
GENERAL GROWTH PPTYS INC NEW COM            370023103   34,234 1,722,050 SH       SOLE                1,722,050      0    0
HFF INC                      CL A           40418F108   12,406   622,454 SH       SOLE                  622,454      0    0
HOME PROPERTIES INC          COM            437306103   25,039   394,819 SH       SOLE                  394,819      0    0
HOWARD HUGHES CORP           COM            44267D107   25,176   300,389 SH       SOLE                  300,389      0    0
HUDSON PAC PPTYS INC         COM            444097109   20,817   957,102 SH       SOLE                  957,102      0    0
HYATT HOTELS CORP            COM CL A       448579102   12,915   298,742 SH       SOLE                  298,742      0    0
ISHARES TR                   DJ US REAL EST 464287739    1,327    19,100 SH       SOLE                   19,100      0    0
LASALLE HOTEL PPTYS          COM SH BEN INT 517942108    8,122   320,000 SH       SOLE                  320,000      0    0
PARKWAY PPTYS INC            COM            70159Q104   20,638 1,112,573 SH       SOLE                1,112,573      0    0
PUBLIC STORAGE               COM            74460D109   22,347   146,708 SH       SOLE                  146,708      0    0
RAMCO-GERSHENSON PPTYS TR    COM SH BEN INT 751452202   14,982   891,764 SH       SOLE                  891,764      0    0
SPIRIT RLTY CAP INC          COM            84860F109   14,683   772,789 SH       SOLE                  772,789      0    0
ST JOE CO                    COM            790148100    8,287   389,987 SH       SOLE                  389,987      0    0
STRATEGIC HOTELS & RESORTS I COM            86272T106   12,657 1,515,802 SH       SOLE                1,515,802      0    0
TAUBMAN CTRS INC             COM            876664103   18,347   236,250 SH       SOLE                  236,250      0    0
VAIL RESORTS INC             COM            91879Q109   20,083   322,250 SH       SOLE                  322,250      0    0


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